Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2024	$ 22
2025	17
2026	14
2027	13
2028	11
Thereafter	78
Future jackpot payments due	154
Future Winners
Loss Contingencies [Line Items]
2024	16
2025	6
2026	1
2027	1
2028	1
Thereafter	10
Future jackpot payments due	35
Total
Loss Contingencies [Line Items]
2024	38
2025	23
2026	15
2027	13
2028	12
Thereafter	88
Future jackpot payments due	188
Unamortized discounts	(33)
Total jackpot liabilities	$ 155